Note 3. Inventory (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Valuation Reserves	$ 1,463	$ 1,377	$ 1,557